Loss per Common Share (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2014	Mar. 14, 2014	Dec. 31, 2013	May 17, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class Of Warrant Or Rights Exercisable	11,742,100
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30	$ 0.30	$ 0.45	$ 0.60	$ 0.45
Prior to Right Offering [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class Of Warrant Or Rights Exercisable	8,806,575
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40